FINANCING RECEIVABLES - Industries (Details) - Global Financing - Financing Receivable Portfolio	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financial Industry
Financing receivables
Financing receivables (as a percent)	34.00%	36.00%
Government Industry
Financing receivables
Financing receivables (as a percent)	14.00%	11.00%
Manufacturing Industry
Financing receivables
Financing receivables (as a percent)	13.00%	14.00%
Services Industry
Financing receivables
Financing receivables (as a percent)	12.00%	11.00%
Retail Industry
Financing receivables
Financing receivables (as a percent)	8.00%	9.00%
Communications Industry
Financing receivables
Financing receivables (as a percent)	7.00%	7.00%
Healthcare Industry
Financing receivables
Financing receivables (as a percent)	6.00%	6.00%
Other industries
Financing receivables
Financing receivables (as a percent)	6.00%	6.00%